As filed with the Securities and Exchange Commission on June 8, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21649

                          INSTITUTIONAL LIQUIDITY TRUST
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                          Institutional Liquidity Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2007

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

[LOGO] LEHMAN BROTHERS ASSET MANAGEMENT

Lehman Brothers
Institutional Liquidity Funds

              Institutional Class       Administrative Class
              Cash Management Class     Service Class
              Capital Class             Premier Class
              Select Class

Money Market Portfolio
Prime Portfolio
Government Portfolio
Treasury Portfolio




Annual Report
March 31, 2007

--------------------------------------------------------------------------------

Contents


     THE PORTFOLIOS

     Chairman's Letter ...................................................1

     PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

     Money Market Portfolio...............................................2

     Prime Portfolio......................................................3

     Government Portfolio.................................................4

     Treasury Portfolio...................................................5

     THE MASTER SERIES'
     SCHEDULE OF INVESTMENTS

     Money Market Master Series..........................................43

     Prime Master Series.................................................47

     Government Master Series............................................51

     Treasury Master Series..............................................53

     FINANCIAL STATEMENTS................................................55

     FINANCIAL HIGHLIGHTS

     Money Market Master Series..........................................61

     Prime Master Series.................................................62

     Government Master Series............................................63

     Treasury Master Series..............................................64

     Reports of Independent Registered Public Accounting Firms...........66

     Directory...........................................................70

     Trustees and Officers...............................................71

     Proxy Voting Policies and Procedures................................80

     Quarterly Portfolio Schedule........................................80

     Board Consideration of the Management and Sub-Advisory Agreements...80


--------------------------------------------------------------------------------
              (C)2007 Lehman Brothers Asset Management LLC All rights reserved.

--------------------------------------------------------------------------------

Chairman's Letter

Dear Shareholder,

I am pleased to present to you this annual report for the Lehman Brothers Institutional Liquidity Funds for the period ended March 31, 2007. The report includes portfolio commentary, a listing of the Portfolios' investments, and their audited financial statements for the reporting period.

After two final 25 basis point increases through June 2006, the Federal Reserve paused in the policy of monetary tightening it had been pursuing since June of 2004. The Fed has kept the Fed Funds rate at 5.25% at each of its meetings from June 2006 through March 2007. The central bank continues to articulate concerns about inflation; it has noted that it will look to future data releases to assess the impact of past rate increases in containing inflation and engineering a soft landing for the economy. This will determine whether, in the view of the Fed, further increases will be necessary or if rates can be reduced.

The Portfolios performed admirably and as expected throughout the period. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build a portfolio of high-quality securities that seeks to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients' principal and maintain daily liquidity and diversification.

Sincerely,

/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

--------------------------------------------------------------------------------

Institutional Liquidity Funds Portfolio Commentaries

We are pleased to report that both the Money Market Portfolio Institutional Class and the Prime Portfolio Institutional Class delivered positive returns and outperformed the iMoneyNet Money Fund Report First Tier Institutional Average for their first full quarter of operation, from January 1, 2007 through March 31, 2007.

The Federal Reserve remained on hold throughout the first quarter of 2007, and at the March 21st meeting, it removed the tightening bias from language in the accompanying statement. This is a significant shift and suggests that board members may be a bit more sanguine with respect to economic prospects. During the reporting period, investors were focused on strains in the U.S. sub-prime mortgage market, inflationary pressures, and a vibrant U.S. employment picture. In recent months there has been considerable anxiety surrounding the sub-prime mortgage market as delinquencies and foreclosures continue to climb higher. The employment picture remains benign as monthly non-farm payrolls for the quarter averaged gains of 152,000 and the unemployment rate dropped to 4.4% in March. The Core Personal Consumption Expenditures (PCE) Price Index, policy makers' preferred measure of inflation, increased to an annualized rate of 2.4% in February. This is above Fed officials' avowed comfort levels.

Going forward, we expect the Federal Reserve to leave rates unchanged in the short term as it assesses the macroeconomic impact of a housing led slowdown on the broader economy. Inherent problems persist in the sub-prime sector, though it is unclear whether these problems will permeate to the prime sector. Inflation remains stubbornly high, although we feel the Federal Reserve will be hard-pressed to raise short-term rates, despite its confessed willingness to do so. Ultimately, we anticipate the next move by the Fed will be to take rates lower, or to take no action and remain neutral. In the interim, we anticipate that rates will remain in a limited range as the market and the Fed digest incoming data. We will seek to capitalize on pockets of interest rate volatility in order to provide consistent and secure returns to our shareholders.

Money Market Portfolio

For the first full quarter of the portfolio's operation, ending on March 31, 2007, the Money Market Portfolio Institutional Class returned 1.31% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.24%. The Portfolio's Institutional Class closed fiscal 2007 with a 5.29% seven-day current yield and a 5.43% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

MONEY MARKET MASTER SERIES

                   Maturity Diversification (% by Maturity)

                    1 - 7 Days                        25.6%
                    8 - 30 Days                       26.5
                    31 - 90 Days                      27.9
                    91 - 180 Days                      9.8
                    181+ Days                         10.2

--------------------------------------------------------------------------------

Prime Portfolio

For the first full quarter of the portfolio's operation, ending on March 31, 2007, the Prime Portfolio Institutional Class returned 1.30% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.24%. The Portfolio's Institutional Class closed fiscal 2007 with a 5.27% seven-day current yield and a 5.41% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

Sincerely,

/s/ John C. Donohue      /s/ Timothy J. Robey

JOHN C. DONOHUE AND TIMOTHY J. ROBEY
Portfolio Co-Managers

PRIME MASTER SERIES

                   Maturity Diversification (% by Maturity)

                    1 - 7 Days                        22.8%
                    8 - 30 Days                       30.2
                    31 - 90 Days                      30.6
                    91 - 180 Days                     11.5
                    181+ Days                          4.9


AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE. INVESTMENT RETURN WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PERFORMANCE HIGHLIGHTS

The seven-day current and seven-day effective yields as of March 31, 2007 were as follows:/8/

Lehman Brothers Institutional Liquidity Funds
                                  Cash
            Institutional      Management          Capital           Select        Administrative        Service
              Class/4/          Class/3/          Class/2/          Class/6/          Class/1/          Class/7/
           7-day    7-day    7-day    7-day    7-day    7-day    7-day    7-day    7-day    7-day    7-day    7-day
          Current Effective Current Effective Current Effective Current Effective Current Effective Current Effective
           Yield    Yield    Yield    Yield    Yield    Yield    Yield    Yield    Yield    Yield    Yield    Yield
Money
Market
Portfolio  5.29%    5.43%    5.24%    5.38%    5.19%    5.32%    5.14%    5.27%    5.04%    5.17%    4.89%    5.01%
Prime
Portfolio  5.27%    5.41%    5.22%    5.36%    5.17%    5.30%    5.12%    5.25%    5.02%    5.15%    4.87%    4.99%

The seven-day current and seven-day effective yields as of March 31, 2007 were as follows:/8/

Lehman Brothers Institutional Liquidity Funds

               Premier
              Class/5/
           7-day    7-day
          Current Effective
           Yield    Yield
Money
Market
Portfolio  4.79%    4.90%
Prime
Portfolio  4.77%    4.88%

  PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN ON AN INVESTMENT IN A MONEY MARKET FUND WILL FLUCTUATE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL 888.556.9030. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH PORTFOLIO ARE SUBJECT TO CHANGE.

  AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH PORTFOLIO.

--------------------------------------------------------------------------------

Institutional Liquidity Funds Portfolio Commentaries

We are pleased to report that both the Government Portfolio Institutional Class and the Treasury Portfolio Institutional Class delivered positive returns and outperformed their respective iMoneyNet Money Fund Report Averages for their first full quarter of operation, from January 1, 2007 through March 31, 2007.

The Federal Reserve remained on hold throughout the first quarter of 2007, and at the March 21st meeting, it removed the tightening bias from language in the accompanying statement. This is a significant shift and suggests that board members may be a bit more sanguine with respect to economic prospects. During the reporting period, investors were focused on strains in the U.S. sub-prime mortgage market, inflationary pressures, and a vibrant U.S. employment picture. In recent months there has been considerable anxiety surrounding the sub-prime mortgage market as delinquencies and foreclosures continue to climb higher. The employment picture remains benign as monthly non-farm payrolls for the quarter averaged gains of 152,000 and the unemployment rate dropped to 4.4% in March. The Core Personal Consumption Expenditures (PCE) Price Index, policy makers' preferred measure of inflation, increased to an annualized rate of 2.4% in February. This is above Fed officials' avowed comfort levels.

Going forward we expect the Federal Reserve to leave rates unchanged in the short term as it assesses the macroeconomic impact of a housing led slowdown on the broader economy. Inherent problems persist in the sub-prime sector, though it is unclear whether these problems will permeate to the prime sector. Inflation remains stubbornly high, although we feel the Federal Reserve will be hard-pressed to raise short-term rates, despite its confessed willingness to do so. Ultimately, we anticipate the next move by the Fed will be to take rates lower, or to take no action and remain neutral. In the interim, we anticipate that rates will remain in a limited range as the market and the Fed digest incoming data. We will seek to capitalize on pockets of interest rate volatility in order to provide consistent and secure returns to our shareholders.

Government Portfolio

For the first full quarter of the portfolio's operation, ending on March 31, 2007, the Government Portfolio Institutional Class returned 1.29% compared to the iMoneyNet Money Fund Report Government & Agencies Average's 1.22%. The Government Portfolio Institutional Class closed fiscal 2007 with a 5.20% seven-day current yield and a 5.33% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

GOVERNMENT MASTER SERIES

                   Maturity Diversification (% by Maturity)

                    1 - 7 Days                        36.4%
                    8 - 30 Days                       31.1
                    31 - 90 Days                      14.1
                    91 - 180 Days                     14.7
                    181+ Days                          3.7

--------------------------------------------------------------------------------

Treasury Portfolio

For the first full quarter of the portfolio's operation, ending on March 31, 2007, the Treasury Portfolio Institutional Class returned 1.26% compared to the iMoneyNet Money Fund Report Treasury & Repo Institutional Average's 1.20%. The Treasury Portfolio Institutional Class closed fiscal 2007 with a 5.11% seven-day current yield and a 5.24% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

Sincerely,

/s/ John C. Donohue      /s/ Scott Riecke

JOHN C. DONOHUE AND SCOTT F. RIECKE
PORTFOLIO CO-MANAGERS

TREASURY MASTER SERIES

                   Maturity Diversification (% by Maturity)


                    1 - 7 Days                        59.4%
                    8 - 30 Days                       21.1
                    31 - 90 Days                       5.4
                    91 - 180 Days                     14.1
                    181+ Days                          0.0


AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE. INVESTMENT RETURN WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PERFORMANCE HIGHLIGHTS

The seven-day current and seven-day effective yields as of March 31, 2007 were as follows:/8/

Lehman Brothers Institutional Liquidity Funds
                                  Cash
            Institutional      Management          Capital           Select        Administrative        Service
              Class/4/          Class/3/          Class/2/          Class/6/          Class/1/          Class/7/
           7-day    7-day    7-day    7-day    7-day    7-day    7-day    7-day    7-day    7-day    7-day    7-day
          Current Effective Current Effective Current Effective Current Effective Current Effective Current Effective
           Yield    Yield    Yield    Yield    Yield    Yield    Yield    Yield    Yield    Yield    Yield    Yield
Govern-
ment
Portfolio  5.20%    5.33%    5.15%    5.28%    5.10%    5.23%    5.05%    5.18%    4.95%    5.07%    4.80%    4.91%
Treasury
Portfolio  5.11%    5.24%    5.06%    5.19%    5.01%    5.14%    4.96%    5.08%    4.86%    4.98%    4.71%    4.82%

The seven-day current and seven-day effective yields as of March 31, 2007 were as follows:/8/

Lehman Brothers Institutional Liquidity Funds

               Premier
              Class/5/
           7-day    7-day
          Current Effective
           Yield    Yield
Govern-
ment
Portfolio  4.70%    4.81%
Treasury
Portfolio  4.62%    4.73%

  PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN ON AN INVESTMENT IN A MONEY MARKET FUND WILL FLUCTUATE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL 888.556.9030. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH PORTFOLIO ARE SUBJECT TO CHANGE.

  AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH PORTFOLIO.

--------------------------------------------------------------------------------

Endnotes

1 Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Administrative Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Administrative Class of each Portfolio are limited to 0.45% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Administrative Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended March 31, 2007, if this reimbursement was not made, performance would be lower for the Administrative Class of each Portfolio.

2 Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Capital Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Capital Class of each Portfolio are limited to 0.30% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Capital Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended March 31, 2007, if this reimbursement was not made, performance would be lower for the Capital Class of each Portfolio.

3 Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Cash Management Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Cash Management Class of each Portfolio are limited to 0.25% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Cash Management Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended March 31, 2007, if this reimbursement was not made, performance would be lower for the Cash Management Class of each Portfolio.

4 Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Institutional Class of each Portfolio are limited to 0.20% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Institutional Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended March 31, 2007, if this reimbursement was not made, performance would be lower for the Institutional Class of each Portfolio.

5 Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Premier Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Premier Class of each Portfolio are limited to 0.70% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Premier Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended March 31, 2007, if this reimbursement was not made, performance would be lower for the Premier Class of each Portfolio.

--------------------------------------------------------------------------------

6 Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Select Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Select Class of each Portfolio are limited to 0.35% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Select Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended March 31, 2007, if this reimbursement was not made, performance would be lower for the Select Class of each Portfolio.

7 Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Service Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Service Class of each Portfolio are limited to 0.60% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Service Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended March 31, 2007, if this reimbursement was not made, performance would be lower for the Service Class of each Portfolio.

8 "Current yield" of a money market fund refers to the income generated by an investment in a Portfolio over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is not a guarantee of future results. Unaudited performance data current to the most recent month-end are available by calling 888-556-9030 or visiting www.lehman.com/lbilf.

--------------------------------------------------------------------------------

Glossary of Indices

THE iMONEYNET MONEY FUND       Measures the performance of institutional money
REPORT TAXABLE FIRST TIER      market mutual funds which invest in anything
INSTITUTIONAL AVERAGE:         allowable, except Second Tier Commercial Paper.

THE iMONEYNET MONEY FUND       Measures the performance of institutional money
REPORT GOVERNMENT &            market mutual funds which invest in obligations
AGENCIES INSTITUTIONAL         of the U.S. Treasury (T-Bills), repurchase
AVERAGE:                       agreements, or U.S. Government Agency securities.

THE iMONEYNET MONEY FUND       Measures the performance of institutional money
REPORT TREASURY & REPO         market mutual funds which invest in obligations
INSTITUTIONAL AVERAGE:         of the U.S. Treasury (T-Bills) and repurchase
                               agreements.

Please note that an index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that they track and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolios may invest in securities not included in the above-described index.

Schedule of Investments Money Market Master Series


PRINCIPAL AMOUNT                                                             RATING(S)       VALUE++
(000's omitted)                                                             Moody's S&P  (000's omitted)

U.S. Government Agency Securities (1.2%)
$30,000 Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08                      AGY   AGY      $30,000

Certificates of Deposit (4.2%)
 50,000 Barclays Bank NY, Yankee CD, 5.35% & 5.39%, due 1/31/08 & 4/23/08     P-1   A-1+      50,000
 10,000 Calyon NY, Euro CD, 5.35%, due 5/7/07                                 P-1   A-1+      10,000
 15,000 Charter One Bank NA, CD, 5.32%, due 4/17/07                           P-1   A-1+      15,000
 30,000 Natexis Banques Populaires, Yankee CD, 5.38% & 5.40%, due 1/9/08 &
        1/15/08                                                               P-1   A-1+      30,000
        Total Certificates of Deposit                                                        105,000

Floating Rate Certificates of Deposit (3.0%)(mu)
 40,000 Calyon NY, Floating Rate Yankee CD,
        5.26% & 5.29%, due 4/2/07 & 6/13/07                                   P-1   A-1+      39,995
 30,000 Credit Suisse First Boston, Floating Rate Yankee CD,
        5.31% & 5.36%, due 4/2/07 & 4/24/07                                   P-1   A-1+      30,000
  5,000 Unicredito Italiano NY, Floating Rate Yankee CD, 5.34%, due 6/13/07   P-1   A-1        5,000
        Total Floating Rate Certificates of Deposit                                           74,995

Commercial Paper (49.0%)

Asset Backed (33.0%)
 40,000 Ajax Bambino Funding, Inc., 5.27%, due 4/11/07                        P-1   A-1+      39,947
 75,000 Amstel Funding Corp., 5.18% - 5.24%, due 4/3/07 - 5/25/07             P-1   A-1+      74,727
 36,347 Cancara Asset Securitization Ltd., 5.22%, due 6/6/07                  P-1   A-1+      36,005
 15,800 Chariot Funding LLC, 5.22%, due 6/5/07                                P-1   A-1       15,653
 20,000 CRC Funding LLC, 5.21%, due 6/11/07                                   P-1   A-1+      19,797(n)
 25,000 Crown Point Capital Co., 5.24%, due 6/20/07                           P-1   A-1       24,712
 20,266 Erasmus Capital Corp., 5.25%, due 5/15/07                             P-1   A-1+      20,139
 43,832 Fairway Finance, 5.26%, due 4/13/07                                   P-1   A-1       43,762(n)
 40,000 Grampian Funding LLC, 5.21%, due 7/24/07                              P-1   A-1+      39,346
 40,000 Lexington Parker Capital, 5.21%, due 7/17/07                          P-1   A-1       39,387
 55,000 North Sea Funding BV, 5.19% & 5.25%, due 4/30/07 & 5/3/07             P-1   A-1+      54,762
 30,000 Park Avenue Receivables Co. LLC, 5.22%, due 6/5/07                    P-1   A-1       29,722
 65,000 Picaros Funding, 5.15% - 5.25%, due 5/23/07 - 7/10/07                 P-1   A-1+      64,374
 20,354 Scaldis Capital LLC, 5.19% & 5.22%, due 7/20/07 & 8/10/07             P-1   A-1+      20,003
 15,000 Sigma Finance, Inc., 5.19%, due 8/16/07                               P-1   A-1+      14,706
 61,000 Solitaire Funding LLC, 5.24%, due 5/21/07 & 6/1/07                    P-1   A-1+      60,532
 36,636 Tempo Finance Ltd., 5.25%, due 4/23/07                                P-1   A-1+      36,524

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                       RATING(S)       VALUE++
(000's omitted)                                                       Moody's S&P  (000's omitted)
$51,442 Thames Asset Securitization LLC, 5.23%, due 6/12/07             P-1   A-1       $50,911
 67,953 Thunderbay Funding, Inc., 5.23% - 5.26%, due 4/5/07 - 6/22/07   P-1   A-1        67,563
 70,000 Yorktown Capital, 5.25% & 5.26%, due 4/19/07 & 4/20/07          P-1   A-1+       69,823
                                                                                        822,395

Banking/Foreign (13.6%)
 30,000 Bank of Ireland, 5.24%, due 5/14/07                             P-1   A-1        29,816
 65,000 Danske Corp., 5.09% - 5.23%, due 4/10/07 - 10/29/07             P-1   A-1+       63,361
 35,000 Depfa Bank, 5.24%, due 5/21/07                                  P-1   A-1+       34,750
 65,000 DZ Bank AG, 5.25% & 5.26%, due 4/25/07                          P-1   A-1        64,782
 70,000 Societe Generale NA, 5.15% - 5.27%, due 4/4/07 - 9/12/07        P-1   A-1+       69,029
 25,000 UBS Finance, Inc., 5.19%, due 8/15/07                           P-1   A-1+       24,514
 25,000 Unicredito Italiano PLC, 5.24%, due 5/7/07                      P-1   A-1        24,873
 30,000 Westpac Banking Corp., 5.18%, due 8/8/07                        P-1   A-1+       29,447
                                                                                        340,572

Financial Services (0.4%)
 10,000 Morgan Stanley, 5.19%, due 7/23/07                              P-1   A-1         9,839

Heavy Machinery/Equipment (2.0%)
 50,000 Caterpillar, Inc., 5.25%, due 5/17/07                           P-1   A-1        49,672

        Total Commercial Paper                                                        1,222,478

Time Deposits (3.6%)
 50,000 KeyBank National, 5.25%, due 4/2/07                             P-1   A-1        50,000
 40,000 SunTrust Bank, Grand Cayman, Inc., 5.25%, due 4/2/07            P-1   A-1        40,000
        Total Time Deposits                                                              90,000

Corporate Debt Securities (4.3%)

Asset Backed (3.2%)
 80,000 Cullinan Finance Corp., Medium-Term Notes,
        5.34% - 5.41%, due 10/10/07 - 4/10/08                           P-1   A-1+       79,999(n)

Banking/Foreign (0.6%)
 15,000 UBS AG, Medium-Term Notes, 5.42%, due 1/11/08                   P-1   A-1+       15,000

Financial Services (0.5%)
 11,020 CIT Group, Inc., Senior Notes, 5.75%, due 9/25/07               P-1   A-1        11,038

        Total Corporate Debt Securities                                                 106,037

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                          RATING(S)       VALUE++
(000's omitted)                                                          Moody's S&P  (000's omitted)

Floating Rate Corporate Debt Securities (34.1%)(mu)

Asset Backed (9.3%)
$20,000 American Honda Finance, Floating Rate Medium-Term Notes,
        5.36%, due 4/12/07                                                 P-1   A-1      $20,000(n)
 35,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
        5.30% & 5.33%, due 5/15/07 & 6/11/07                               P-1   A-1+      34,995(n)
 20,000 Links Finance LLC, Floating Rate Medium-Term Notes,
        5.28%, due 4/4/07                                                  P-1   A-1+      20,000(n)
 65,000 Parkland (USA) LLC, Floating Rate Medium-Term Notes,
        5.32% - 5.34%, due 4/10/07 - 6/25/07                               P-1   A-1+      64,995(n)
 10,880 Schreiber Capital Co., Floating Rate Bonds, 5.32%, due 4/5/07      P-1             10,880
 40,000 Tango Finance Corp., Floating Rate Medium-Term Notes,
        5.31% - 5.33%, due 5/7/07 - 6/21/07                                P-1   A-1+      39,997(n)
 40,000 Whistlejacket Capital LLC, Floating Rate Medium-Term Notes,
        5.28% & 5.32%, due 4/16/07 & 6/5/07                                P-1   A-1+      39,998(n)
                                                                                          230,865

Banking/Domestic (6.4%)
 30,000 Bank of America NA, Floating Rate Bank Notes, 5.32%, due 5/15/07   P-1   A-1+      30,000
 55,000 JP Morgan Master Note, 5.52%, due 4/2/07                           P-1   A-1+      55,000
 30,000 Wachovia Corp., Senior Floating Rate Notes, 5.44%, due 4/23/07     P-1   A-1+      30,011
 45,000 Wells Fargo & Co., Floating Rate Notes, 5.33%, due 4/16/07         P-1   A-1+      45,000(n)
                                                                                          160,011

Banking/Foreign (10.0%)
 20,000 Banesto SA, Senior Unsubordinated Floating Rate Notes,
        5.33%, due 7/18/07                                                 P-1   A-1       20,000(n)
 25,000 Bank of Ireland, Unsecured Floating Rate Medium-Term Notes,
        5.30%, due 4/19/07                                                 P-1   A-1       25,000(n)
 20,000 Calyon NY, Floating Rate Notes, 5.33%, due 5/10/07                 P-1   A-1+      19,999
 33,300 Credit Suisse First Boston, Floating Rate Medium-Term Notes,
        5.46%, due 4/5/07                                                  P-1   A-1+      33,300
 15,000 HBOS Treasury Services PLC, Guaranteed Floating Rate Medium-Term
        Notes, 5.29%, due 4/10/07                                          P-1   A-1+      15,000(n)
 10,000 HSBC Finance Corp., Floating Rate Medium-Term Notes,
        5.40%, due 4/4/07                                                  P-1   A-1+      10,004
 15,000 HSBC Finance Corp., Floating Rate Notes, 5.37%, due 4/24/07        P-1   A-1+      15,000
 20,425 Nationwide Building, Floating Rate Notes, 5.48%, due 4/20/07       P-1   A-1       20,433(n)

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                RATING(S)       VALUE++
(000's omitted)                                                                Moody's S&P  (000's omitted)
$50,000 Royal Bank of Canada, Floating Rate Medium-Term Notes,
        5.31%, due 4/2/07                                                        P-1   A-1+      $50,000(n)
 39,000 Unicredito Italiano PLC, Guaranteed Floating Rate Notes,
        5.33% & 5.34%, due 4/10/07 & 4/16/07                                     P-1   A-1        39,000(n)
                                                                                                 247,736

Financial Services (8.4%)
 45,000 Bear Stearns Master Note, 5.37%, due 4/2/07                              P-1   A-1        45,000
 22,973 CIT Group, Inc., Floating Rate Medium-Term Notes, 5.58%, due 5/18/07     P-1   A-1        22,979
 20,000 CIT Group, Inc., Senior Unsecured Floating Rate Medium-Term Notes,
        5.43%, due 5/21/07                                                       P-1   A-1        20,016
  7,000 CIT Group, Inc., Senior Floating Rate Medium-Term Notes,
        5.58%, due 6/20/07                                                       P-1   A-1         7,008
 25,000 Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C,
        5.49%, due 4/27/07                                                       P-1   A-1+       25,011
 35,000 Merrill Lynch & Co., Senior Unsecured Floating Rate Notes,
        5.30%, due 4/18/07                                                       P-1   A-1+       35,000
 55,000 Morgan Stanley, Senior Floating Rate Notes,
        5.36% & 5.44%, due 4/2/07 & 4/3/07                                       P-1   A-1        55,000
                                                                                                 210,014

        Total Floating Rate Corporate Debt Securities                                            848,626

Promissory Notes (1.8%)(mu)
 45,000 Goldman Sachs Group, 5.36% - 5.37%, due 4/2/07                           P-1   A-1        45,000

Asset-Backed Securities (0.5%)
  5,565 CIT Equipment Collateral, Ser. 2006-VT2, Class A1, 5.34%, due 11/20/07   P-1   A-1+        5,565
  7,547 USAA Auto Owner Trust, Ser. 2006-4, Class A1, 5.34%, due 12/13/07        P-1   A-1+        7,547
        Total Asset-Backed Securities                                                             13,112

        Total Investments (101.7%)                                                             2,535,248
        Liabilities, less cash, receivables and other assets [(1.7%)]                            (42,012)
        Total Net Assets (100.0%)                                                             $2,493,236

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Schedule of Investments Prime Master Series


PRINCIPAL AMOUNT                                                             RATING(S)       VALUE++
(000's omitted)                                                             Moody's S&P  (000's omitted)

U.S. Government Agency Securities (0.9%)
$60,000 Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08                      AGY   AGY      $60,000

Certificates of Deposit (2.2%)
 60,000 Barclays Bank NY, Yankee CD, 5.35%, due 4/23/08                       P-1   A-1+      60,000
 35,000 Charter One Bank NA, CD, 5.32%, due 4/17/07                           P-1   A-1+      35,000
 50,000 Credit Suisse First Boston, Yankee CD, 5.31%, due 4/4/07              P-1   A-1+      50,000
        Total Certificates of Deposit                                                        145,000

Floating Rate Certificates of Deposit (2.4%)(mu)
 25,000 Barclays Bank NY, Floating Rate Yankee CD, 5.30%, due 6/5/07          P-1   A-1+      24,997
 90,000 Calyon NY, Floating Rate Yankee CD, 5.26% & 5.32%, due 4/2/07         P-1   A-1+      89,990
 40,000 Credit Suisse First Boston, Floating Rate Yankee CD,
        5.31% & 5.36%, due 4/2/07 & 4/24/07                                   P-1   A-1+      40,000
        Total Floating Rate Certificates of Deposit                                          154,987

Commercial Paper (61.6%)

Asset Backed (47.8%)
184,416 Ajax Bambino Funding, Inc., 5.25% - 5.29%, due 4/10/07 - 6/11/07      P-1   A-1+     183,755
 10,000 Amstel Funding Corp., 5.18%, due 4/3/07                               P-1   A-1+       9,999
 50,000 Amstel Funding Corp., 5.22%, due 4/16/07                              P-1   A-1+      49,899(n)
109,730 Barton Capital Corp., 5.25% & 5.26%, due 4/4/07 & 4/24/07             P-1   A-1+     109,579(n)
 43,240 Barton Capital Corp., 5.26%, due 4/10/07                              P-1   A-1+      43,189
 60,840 Cancara Asset Securitization Ltd., 5.22%, due 6/6/07 & 6/11/07        P-1   A-1+      60,259
 53,823 Chariot Funding LLC, 5.25%, due 4/23/07                               P-1   A-1       53,658
215,000 Charta LLC, 5.24% - 5.26%, due 4/9/07 - 6/25/07                       P-1   A-1      213,683
203,586 Ciesco LLC, 5.23% & 5.25%, due 5/8/07 & 6/27/07                       P-1   A-1+     201,296
 50,000 CRC Funding LLC, 5.25%, due 4/9/07                                    P-1   A-1+      49,949
125,000 CRC Funding LLC, 5.21% & 5.24%, due 5/2/07 & 6/11/07                  P-1   A-1+     124,022(n)
184,192 Crown Point Capital Co., 5.16% - 5.26%, due 4/5/07 - 9/10/07          P-1   A-1      183,722
 50,000 Cullinan Finance Ltd., 5.18%, due 4/4/07                              P-1   A-1+      49,986
118,390 Edison Asset Securitization LLC, 5.18% - 5.24%, due 4/9/07 - 7/6/07   P-1   A-1+     117,385
 41,891 Erasmus Capital Corp., 5.15% - 5.29%, due 4/25/07 - 10/11/07          P-1   A-1+      41,278
 68,108 Fairway Finance, 5.26%, due 4/13/07                                   P-1   A-1       67,999(n)
 11,509 Fairway Finance, 5.20%, due 8/1/07                                    P-1   A-1       11,308
 75,000 Grampian Funding LLC, 5.22%, due 4/13/07                              P-1   A-1+      74,880
 28,011 Ivory Funding Corp., 5.23% & 5.24%, due 5/29/07 & 6/1/07              P-1   A-1       27,771
230,083 Jupiter Securitization Corp., 5.15% - 5.25%, due 4/3/07 - 9/17/07     P-1   A-1      226,227

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                              RATING(S)       VALUE++
(000's omitted)                                                              Moody's S&P  (000's omitted)
$19,680 K2 (USA) LLC, 5.21%, due 4/25/07                                       P-1   A-1+      $19,614
 40,000 Lexington Parker Capital, 5.24%, due 5/8/07                            P-1   A-1        39,790
 60,516 Mane Funding Corp., 5.23%, due 6/19/07                                 P-1   A-1+       59,830
 10,297 Mont Blanc Capital Corp., 5.24%, due 5/15/07                           P-1   A-1+       10,233
 84,957 Old Line Funding LLC, 5.25%, due 4/20/07 & 4/27/07                     P-1   A-1+       84,691
 50,000 Park Avenue Receivables Co. LLC, 5.25%, due 4/23/07                    P-1   A-1        49,847
 70,000 Park Granada LLC, 5.17% & 5.21%, due 7/30/07 & 9/25/07                 P-1   A-1+       68,512
137,500 Picaros Funding, 5.15% - 5.25%, due 5/3/07 - 7/10/07                   P-1   A-1+      136,486
 16,736 Regency Markets No. 1 LLC, 5.28%, due 4/25/07                          P-1   A-1        16,680
 16,047 Sheffield Receivables Corp., 5.26%, due 4/2/07                         P-1   A-1+       16,047
 50,000 Sigma Finance, Inc., 5.21%, due 8/16/07                                P-1   A-1+       49,016
 20,000 Solitaire Funding LLC, 5.24%, due 5/21/07                              P-1   A-1+       19,857
 20,200 Tango Finance Corp., 5.24%, due 5/23/07                                P-1   A-1+       20,050
111,655 Thames Asset Securitization LLC, 5.23% - 5.26%, due 4/5/07 - 6/12/07   P-1   A-1       111,442
187,210 Thunderbay Funding, Inc., 5.25% - 5.27%, due 4/18/07 - 5/7/07          P-1   A-1       186,472
 45,000 Variable Funding Capital Corp., 5.26%, due 4/2/07                      P-1   A-1+       45,000
124,483 Wal-Mart Funding Corp., 5.23%, due 5/24/07                             P-1   A-1+      123,543
141,935 Yorktown Capital, 5.24% - 5.26%, due 4/11/07 - 5/21/07                 P-1   A-1+      141,285
                                                                                             3,098,239

Banking/Foreign (13.8%)
 28,005 Bank of America NA, 5.09%, due 10/12/07                                P-1   A-1+       27,241
145,000 Barclays U.S. Funding Corp., 5.20% - 5.24%, due 4/16/07 - 8/13/07      P-1   A-1+      143,390
100,000 Calyon NA, Inc., 5.21%, due 7/9/07                                     P-1   A-1+       98,583
 35,000 Credit Suisse First Boston, 5.24%, due 4/17/07                         P-1   A-1+       34,923
 50,000 Danske Corp., 5.09%, due 10/29/07                                      P-1   A-1+       48,515
137,000 HSBC Bank USA, 5.20% & 5.22%, due 6/27/07 & 8/6/07                     P-1   A-1+      134,736
 11,000 ING America Insurance Holdings, Inc., 5.23%, due 4/5/07                P-1   A-1+       10,995
 50,000 Rabobank U.S. Financial Corp., 5.12%, due 9/28/07                      P-1   A-1+       48,728
145,000 Societe Generale NA, 5.08% - 5.20%, due 8/8/07 - 10/29/07              P-1   A-1+      141,383
209,595 UBS Finance, Inc., 5.18% - 5.24%, due 5/2/07 - 7/11/07                 P-1   A-1+      208,088
                                                                                               896,582

        Total Commercial Paper                                                               3,994,821

Floating Rate Commercial Paper (3.0%)(mu)

Financial Services (3.0%)
 75,000 Lexington Parker Capital, 5.31%, due 5/10/07                           P-1   A-1        74,995
120,000 Morgan Stanley, 5.31% - 5.32%, due 4/2/07 - 4/8/07                     P-1   A-1       120,000
        Total Floating Rate Commercial Paper                                                   194,995

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                           RATING(S)       VALUE++
(000's omitted)                                                           Moody's S&P  (000's omitted)

Time Deposits (2.7%)
$177,000 Suntrust Bank, Grand Cayman, Inc., 5.25%, due 4/2/07               P-1   A-1      $177,000

Corporate Debt Securities (1.8%)

Asset Backed (1.6%)
 100,000 Cullinan Finance Corp., Medium-Term Notes,
         5.34% - 5.41%, due 10/10/07 - 4/10/08                              P-1   A-1+       99,998(n)

Banking/Foreign (0.2%)
  15,000 UBS AG, Medium-Term Notes, 5.42%, due 1/11/08                      P-1   A-1+       15,000
         Total Corporate Debt Securities                                                    114,998

Floating Rate Corporate Debt Securities (25.9%)(mu)

Asset Backed (16.8%)
  15,000 American Honda Finance, Floating Rate Medium-Term Notes,
         5.36%, due 4/12/07                                                 P-1   A-1        15,000(n)
  50,000 Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
         5.31% & 5.54%, due 4/2/07 & 5/18/07                                P-1   A-1+       49,994(n)
  75,000 Cullinan Finance Corp., Floating Rate Medium-Term Notes,
         5.32%, due 5/15/07                                                 P-1   A-1+       74,995(n)
  25,000 Dorada Finance, Inc., Floating Rate Medium-Term Notes,
         5.31%, due 5/16/07                                                 P-1   A-1+       24,995(n)
 160,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
         5.30% - 5.36%, due 4/25/07 - 6/22/07                               P-1   A-1+      159,992(n)
 240,000 Links Finance LLC, Floating Rate Medium-Term Notes,
         5.28% - 5.32%, due 4/10/07 - 6/1/07                                P-1   A-1+      239,973(n)
 197,500 Parkland (USA) LLC, Floating Rate Medium-Term Notes,
         5.30% - 5.34%, due 4/10/07 - 6/25/07                               P-1   A-1+      197,492(n)
  85,000 Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
         5.28% - 5.32%, due 4/20/07 - 6/20/07                               P-1   A-1+       84,997(n)
 152,500 Tango Finance Corp., Floating Rate Medium-Term Notes,
         5.31% - 5.33%, due 4/30/07 - 6/25/07                               P-1   A-1+      152,495(n)
  90,000 Whistlejacket Capital LLC, Floating Rate Medium-Term Notes,
         5.28% - 5.35%, due 4/16/07 - 6/13/07                               P-1   A-1+       89,997(n)
                                                                                          1,089,930

Banking/Domestic (5.2%)
  75,000 American Express Bank FSB, Floating Rate Bank Notes,
         5.29%, due 4/12/07                                                 P-1   A-1        74,998

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                           RATING(S)       VALUE++
(000's omitted)                                                           Moody's S&P  (000's omitted)
$50,000 Bank of America NA, Floating Rate Bank Notes, 5.32%, due 5/15/07    P-1   A-1+      $50,000
 17,000 Citigroup, Inc., Floating Rate Notes, 5.41%, due 6/4/07             P-1   A-1+       17,002
100,000 National City Bank, Floating Rate Bank Notes, 5.34%, due 4/25/07    P-1   A-1       100,012
 66,100 Wachovia Corp., Senior Floating Rate Notes, 5.44%, due 4/23/07      P-1   A-1+       66,124
 28,000 Wells Fargo & Co., Floating Rate Notes, 5.33%, due 4/16/07          P-1   A-1+       28,000(n)
                                                                                            336,136

Banking/Foreign (2.0%)
 40,000 Calyon NY, Floating Rate Notes, 5.33%, due 5/10/07                  P-1   A-1+       39,998
 50,000 HSBC Finance Corp., Floating Rate Medium-Term Notes,
        5.40%, due 4/4/07                                                   P-1   A-1+       50,017
 40,000 Royal Bank of Canada, Floating Rate Medium-Term Notes,
        5.31%, due 4/2/07                                                   P-1   A-1+       40,000(n)
                                                                                            130,015

Financial Services (1.9%)
 45,000 Bear Stearns Master Note, 5.56%, due 11/6/07                        P-1   A-1        45,000
 75,000 Merrill Lynch & Co., Senior Unsecured Floating Rate Notes,
        5.30%, due 4/18/07                                                  P-1   A-1+       75,000
                                                                                            120,000

        Total Floating Rate Corporate Debt Securities                                     1,676,081

Promissory Notes (1.6%)(mu)
100,000 Goldman Sachs Group, 5.35% - 5.43%, due 4/2/07                      P-1   A-1+      100,000

Asset-Backed Securities (0.3%)
  8,904 CIT Equipment Collateral, Ser. 2006-VT2, Class A1,
        5.34%, due 11/20/07                                                 P-1   A-1+        8,904
 12,579 USAA Auto Owner Trust, Ser. 2006-4, Class A1, 5.34%, due 12/13/07   P-1   A-1+       12,579
        Total Asset-Backed Securities                                                        21,483

        Total Investments (102.4%)                                                        6,639,365
        Liabilities, less cash, receivables and other assets [(2.4%)]                      (156,561)
        Total Net Assets (100.0%)                                                        $6,482,804

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Schedule of Investments Government Master Series


PRINCIPAL AMOUNT                                                                RATING(S)      VALUE++
(000's omitted)                                                                Moody's S&P (000's omitted)

U.S. Government Agency Securities (61.7%)
$71,046 Fannie Mae, Disc. Notes, 5.03% - 5.20%, due 4/4/07 - 11/30/07            AGY   AGY     $70,539
  2,705 Fannie Mae, Notes, 4.25% - 6.63%, due 9/15/07 - 10/30/07                 AGY   AGY       2,699
    100 Federal Farm Credit Bank, Bonds, 7.25%, due 6/12/07                      AGY   AGY         100
  2,506 Federal Farm Credit Bank, Disc. Notes,
        5.05% - 5.11%, due 7/10/07 - 2/1/08                                      AGY   AGY       2,458
 86,400 Federal Farm Credit Bank, Floating Rate Bonds,
        5.17% - 5.22%, due 4/18/07 - 5/28/07                                     AGY   AGY      86,392(mu)
 21,055 Federal Home Loan Bank, Bonds, 3.00% - 7.63%, due 4/23/07 - 4/9/08       AGY   AGY      21,047
  2,185 Federal Home Loan Bank, Disc. Notes,
        5.12% - 5.16%, due 5/14/07 - 7/25/07                                     AGY   AGY       2,159
 70,500 Federal Home Loan Bank, Floating Rate Notes,
        5.18% - 5.28%, due 4/4/07 - 6/22/07                                      AGY   AGY      70,480(mu)
    100 Federal Home Loan Bank, Notes, 3.38%, due 9/14/07                        AGY   AGY          99
138,850 Freddie Mac, Disc. Notes, 5.02% - 5.22%, due 4/9/07 - 12/28/07           AGY   AGY     137,026
 56,400 Freddie Mac, Floating Rate Notes, 5.17% - 5.23%, due 4/10/07 - 6/30/07   AGY   AGY      56,376(mu)
 25,300 Freddie Mac, Notes, 3.75% - 5.38%, due 4/5/07 - 3/27/08                  AGY   AGY      25,281
        Total U.S. Government Agency Securities                                                474,656

Mortgage-Backed Securities (2.9%)
 22,800 Fannie Mae, Pass-Through Certificates, 5.19%, due 5/1/07                 AGY   AGY      22,705(mu)

Repurchase Agreements (35.2%)
 20,000 Bank of America Repurchase Agreement,
        5.26%, due 4/10/07, dated 2/9/07, Maturity Value $20,175,333,
        Collateralized by $49,469,887, Freddie Mac, 5.50%, due 1/1/33
        (Collateral value $20,400,000)                                                          20,000
 25,000 Bank of America Repurchase Agreement,
        5.26%, due 4/9/07, dated 1/9/07, Maturity Value $25,328,750,
        Collateralized by $26,465,144, Fannie Mae, 5.00%, due 2/1/37
        (Collateral value $25,500,001)                                                          25,000
101,000 Goldman Sachs Repurchase Agreement,
        5.37%, due 4/2/07, dated 3/30/07, Maturity Value $101,045,197,
        Collateralized by $94,955,416, Fannie Mae,
        0.00% - 7.35%, due 6/25/23 - 3/25/36 and $21,804,000, Freddie Mac,
        5.00% & 7.00%, due 12/15/22 & 8/15/29 (Collateral value
        $103,020,000)                                                                          101,000

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                  RATING(S)      VALUE++
(000's omitted)                                                                  Moody's S&P (000's omitted)
$125,000 Merrill Lynch Repurchase Agreement, 5.39%, due 4/2/07, dated 3/30/07,
         Maturity Value $125,056,146, Collateralized by $193,063,247, Freddie
         Mac, 4.00% - 7.50%, due 2/1/10 - 3/1/37 (Collateral value $127,501,085)                $125,000
         Total Repurchase Agreements                                                             271,000

         Total Investments (99.8%)                                                               768,361
         Cash, receivables and other assets, less liabilities (0.2%)                               1,398
         Total Net Assets (100.0%)                                                              $769,759

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Schedule of Investments Treasury Master Series


PRINCIPAL AMOUNT                                                                    RATING(S)      VALUE++
(000's omitted)                                                                    Moody's S&P (000's omitted)

U.S. Treasury Securities--Backed by the Full Faith and
Credit of the U.S. Government (49.3%)
$40,000 U.S. Treasury Bills, 4.92%, due 4/5/07                                       TSY   TSY     $39,984
 40,000 U.S. Treasury Bills, 5.14%, due 4/12/07                                      TSY   TSY      39,943
 30,000 U.S. Treasury Bills, 5.09%, due 4/16/07                                      TSY   TSY      29,941
 15,225 U.S. Treasury Bills, 4.96%, due 4/19/07                                      TSY   TSY      15,189
 11,000 U.S. Treasury Bills, 5.13%, due 4/19/07                                      TSY   TSY      10,973
 25,000 U.S. Treasury Bills, 4.88%, due 6/21/07                                      TSY   TSY      24,729
    400 U.S. Treasury Bills, 4.95%, due 7/12/07                                      TSY   TSY         394
    300 U.S. Treasury Bills, 4.97%, due 7/19/07                                      TSY   TSY         296
 20,000 U.S. Treasury Bills, 4.96%, due 8/2/07                                       TSY   TSY      19,664
 15,000 U.S. Treasury Bills, 4.97%, due 8/9/07                                       TSY   TSY      14,733
 20,000 U.S. Treasury Bills, 4.91%, due 9/6/07                                       TSY   TSY      19,572
 10,000 U.S. Treasury Bills, 4.88%, due 9/20/07                                      TSY   TSY       9,768
        Total U.S. Treasury Securities--Backed by the Full Faith and
        Credit of the U.S. Government                                                              225,186

Repurchase Agreements (50.6%)
 75,000 Bank of America Repurchase Agreement, 5.10%, due 4/2/07,
        dated 3/30/07, Maturity Value $75,031,875, Collateralized by
        $72,555,000, U.S Treasury Notes, 5.13%, due 5/15/16 (Collateral value
        $76,500,727)                                                                                75,000
 80,700 Merrill Lynch Repurchase Agreement, 5.15%, due 4/2/07, dated 3/30/07,
        Maturity Value $80,734,634, Collateralized by $81,245,000, U.S Treasury
        Notes, 4.75%, due 12/31/08 (Collateral value $82,317,283)                                   80,700
 25,000 Merrill Lynch Repurchase Agreement, 5.21%, due 4/5/07, dated 1/5/07,
        Maturity Value $25,325,625, Collateralized by $25,170,000, U.S Treasury
        Notes, 4.75%, due 12/31/08 (Collateral value $25,502,197)                                   25,000
 50,000 Morgan Stanley Repurchase Agreement, 5.10%, due 4/2/07,
        dated 3/30/07, Maturity Value $50,021,250, Collateralized by
        $93,273,000, U.S. Treasury Strips, due 5/15/18 - 5/15/20 (Collateral value
        $51,000,304)                                                                                50,000
        Total Repurchase Agreements                                                                230,700

        Total Investments (99.9%)                                                                  455,886
        Cash, receivables and other assets, less liabilities (0.1%)                                    355
        Total Net Assets (100.0%)                                                                 $456,241

See Notes to Schedule of Investments

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Notes to Schedule of Investments Institutional Liquidity Trust

++ Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At March 31, 2007, these securities amounted to $577,976,000 or 23.2% of net assets for Money Market Master Series and $1,609,427,000 or 24.8% of net assets for Prime Master Series.

(mu)Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2007.

(S) Credit ratings are unaudited.

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Assets and Liabilities

Institutional Liquidity Trust

(000's omitted)

                                        MONEY MARKET          PRIME     GOVERNMENT       TREASURY
                                       MASTER SERIES  MASTER SERIES  MASTER SERIES  MASTER SERIES
                                      -------------- -------------- -------------- --------------
                                      March 31, 2007 March 31, 2007 March 31, 2007 March 31, 2007
Assets
Investments in securities, at value*
(Note A)-see Schedule of Investments:
Unaffiliated issuers                      $2,535,248     $6,639,365       $497,361       $225,186
Repurchase agreements                             --             --        271,000        230,700
                                      -----------------------------------------------------------
                                           2,535,248      6,639,365        768,361        455,886
Cash                                             221             --             --             25
Interest receivable                            8,005         14,767          1,528            402
Receivable for securities sold                    --         24,949             --             --
Prepaid expenses and other assets                 55            156             12              4
                                      -----------------------------------------------------------
Total Assets                               2,543,529      6,679,237        769,901        456,317
                                      -----------------------------------------------------------

Liabilities
Due to custodian                                  --         65,673             29             --
Payable for securities purchased              49,998        129,986             --             --
Payable to investment manager-net
(Note B)                                         184            547             54             38
Accrued expenses and other payables              111            227             59             38
                                      -----------------------------------------------------------
Total Liabilities                             50,293        196,433            142             76
                                      -----------------------------------------------------------
Net Assets applicable to investors'
beneficial interests                      $2,493,236     $6,482,804       $769,759       $456,241
                                      -----------------------------------------------------------

Net Assets consist of:
Paid-in capital                           $2,493,236     $6,482,804       $769,759       $456,241
                                      -----------------------------------------------------------
*Cost of investments:
Unaffiliated issuers                      $2,535,248     $6,639,365       $768,361       $455,886
                                      -----------------------------------------------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Operations


Institutional Liquidity Trust
(000's omitted)

                                        MONEY MARKET               PRIME         GOVERNMENT           TREASURY
                                       MASTER SERIES       MASTER SERIES      MASTER SERIES      MASTER SERIES
                                  ------------------  ------------------  -----------------  -----------------
                                                                                Period from        Period from
                                                                          December 18, 2006  December 18, 2006
                                                                           (Commencement of   (Commencement of
                                  For the Year Ended  For the Year Ended     Operations) to     Operations) to
                                      March 31, 2007      March 31, 2007     March 31, 2007     March 31, 2007
Investment Income

Income:
Interest income-unaffiliated
issuers (Note A)                            $132,112            $296,858             $7,958             $6,887
                                  -----------------------------------------------------------------------------

Expenses:
Investment management fees
(Note B)                                       2,368               5,199                120                106
Audit fees                                        32                  29                 31                 11
Custodian fees (Note B)                          413                 846                 25                 25
Insurance expense                                110                 112                  1                  1
Legal fees                                         3                   3                  3                  3
Rating agency fees                                --                  25                  2                  2
Shareholder reports                                8                   6                  4                  4
Trustees' fees and expenses                       26                  26                  7                  7
Miscellaneous                                     22                  40                  6                  6
                                  -----------------------------------------------------------------------------
Total expenses                                 2,982               6,286                199                165

Investment management fees
waived (Note B)                                 (360)               (719)                --                 --
Expenses reduced by custodian
fee expense offset arrangement
(Note B)                                         (36)                (39)                (1)                (1)
                                  -----------------------------------------------------------------------------
Total net expenses                             2,586               5,528                198                164
                                  -----------------------------------------------------------------------------
Net investment income                       $129,526            $291,330             $7,760             $6,723
                                  -----------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
(Note A)
Net realized gain (loss) on:
Sales of investment securities of
unaffiliated issuers                             (78)                (95)                --                 --
                                  -----------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations            $129,448            $291,235             $7,760             $6,723
                                  -----------------------------------------------------------------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Changes in Net Assets



Institutional Liquidity Trust
(000's omitted)


                                                                                 MONEY MARKET MASTER SERIES
                                                                            ------------------------------



                                                                                Year Ended      Year Ended
                                                                            March 31, 2007  March 31, 2006
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                      $129,526         $82,975
Net realized gain (loss) on investments                                                (78)            (56)
Net increase (decrease) in net assets resulting from operations                    129,448          82,919

Transactions in Investors' Beneficial Interest:
Contribution from initial capitalization                                                --              --
Contributions                                                                    5,640,176       4,162,855
Withdrawals                                                                     (5,506,910)     (4,433,678)
Net increase (decrease) from transactions in investors' beneficial interest        133,266        (270,823)
Net Increase (Decrease) in Net Assets                                              262,714        (187,904)

Net Assets:
Beginning of period                                                              2,230,522       2,418,426
End of period                                                                   $2,493,236      $2,230,522

See Notes to Financial Statements

--------------------------------------------------------------------------------

                                            GOVERNMENT           TREASURY
           PRIME MASTER SERIES           MASTER SERIES      MASTER SERIES
     ------------------------------  -----------------  -----------------
                                           Period from        Period from
                                     December 18, 2006  December 18, 2006
                                      (Commencement of   (Commencement of
         Year Ended      Year Ended     Operations) to     Operations) to
     March 31, 2007  March 31, 2006     March 31, 2007     March 31, 2007

           $291,330         $76,803             $7,760             $6,723
                (95)            (78)                --                 --
            291,235          76,725              7,760              6,723

                 --              --                101                 --
         35,971,111      14,573,443          1,008,073            814,761
        (32,985,741)    (12,721,501)          (246,175)          (365,243)
          2,985,370       1,851,942            761,999            449,518
          3,276,605       1,928,667            769,759            456,241

         $3,206,199       1,277,532                 --                 --
         $6,482,804      $3,206,199           $769,759           $456,241

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Notes to Financial Statements Institutional Liquidity Trust


Note A--Summary of Significant Accounting Policies:

1 General: The Money Market Master Series (formerly, Institutional Liquidity Portfolio), Prime Master Series (formerly, Prime Portfolio), Government Master Series, and Treasury Master Series (individually a "Master Series," collectively, the "Master Series") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Government Master Series had no operations until December 18, 2006 other than the contribution of beneficial interest from the Institutional Class of Government Portfolio and Neuberger Berman Management Inc., ("Management") the Master Series' investment manager of $100,000 and $1,000, respectively, on December 4, 2006. Treasury Master Series had no operations until December 18, 2006.

    Other investment companies sponsored by Management and Lehman Brothers Asset Management LLC ("LBAM"), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

    The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other series of the Trust.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series' Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4 Income tax information: It is the policy of the Money Market Master Series and Prime Master Series and it is the intention of the Government Master Series and Treasury Master Series, to comply with the requirements of the Internal Revenue Code. It is also the policy of the Money Market Master Series and Prime Master Series and the intention of the Government Master Series and Treasury Master Series to conduct their operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such for Money Market Master Series and Prime Master Series and so that its investors will be able to qualify as a regulated investment company for Government Master Series and Treasury Master Series. Each Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5 Concentration of risk: Money Market Master Series and Prime Master Series normally concentrate in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on these Master Series' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a series of the Trust are allocated among the series', on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Master Series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management

--------------------------------------------------------------------------------

    serves as investment manager, that are not directly attributed to a Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Repurchase agreements: Each Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees and Other Transactions with Affiliates:

    Each Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, prior to December 18, 2006, the Money Market Master Series and Prime Master Series paid Management a fee at the annual rate of 0.10% of its average daily net assets. Management voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of each Master Series. For the year ended March 31, 2007, such waived fees amounted to $359,405 for Money Market Master Series and $719,512 for Prime Master Series, respectively. Effective December 18, 2006, each Master Series pays Management a fee at the annual rate of 0.08% of its average daily net assets.

    Management and LBAM, the sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series' average daily net assets. The Master Series do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or Trustees of the Trust are also employees of LBAM and/or Management.

    Each Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2007, the impact of this arrangement was a reduction of expenses of $36,060, $38,957, $725, and $1,269 for Money Market Master Series, Prime Master Series, Government Master Series and Treasury Master Series, respectively.

Note C--Securities Transactions:

    All securities transactions for Money Market Master Series, Prime Master Series, Government Master Series, and Treasury Master Series were short-term.

Note D--Recent Accounting Pronouncement:

    In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Master Series' financial position or results of operations.

--------------------------------------------------------------------------------

Financial Highlights

Money Market Master Series

                                                                 Period from
                                                              December 30, 2004^
                                         Year Ended March 31,    to March 31,
                                           2007       2006           2005

 Ratios to Average Net Assets:
 Gross Expenses/#/                            .10%       .11%           .11%*
 Net Expenses/++/                             .10%       .11%           .11%*
 Net Investment Income (Loss)                5.14%      3.72%          2.38%*
 Total Return/+/                            +5.27%     +3.87%         +0.63%**
 Net Assets, End of Period (in millions) $2,493.2   $2,230.5       $2,418.4


See Notes to Financial Highlights

--------------------------------------------------------------------------------

Financial Highlights

Prime Master Series

                                                                 Period from
                                                              December 27, 2004^
                                         Year Ended March 31,    to March 31,
                                           2007       2006           2005

 Ratios to Average Net Assets:
 Gross Expenses/#/                            .10%       .11%           .12%*
 Net Expenses/++/                             .10%       .10%           .11%*
 Net Investment Income (Loss)                5.19%      3.78%          2.43%*
 Total Return/+/                            +5.29%     +3.87%         +0.66%**
 Net Assets, End of Period (in millions) $6,482.8   $3,206.2       $1,277.5


See Notes to Financial Highlights

--------------------------------------------------------------------------------

Financial Highlights

Government Master Series

                                                      Period from
                                                   December 18, 2006^
                                                      to March 31,
                                                          2007

           Ratios to Average Net Assets:
           Gross Expenses/#/                                .13%*
           Net Expenses                                     .13%*
           Net Investment Income (Loss)                    5.17%*
           Total Return/+/                                +1.49%**
           Net Assets, End of Period (in millions)       $769.8


See Notes to Financial Highlights

--------------------------------------------------------------------------------

Financial Highlights

Treasury Master Series

                                                      Period from
                                                   December 18, 2006^
                                                      to March 31,
                                                          2007

           Ratios to Average Net Assets:
           Gross Expenses/#/                                .12%*
           Net Expenses                                     .12%*
           Net Investment Income (Loss)                    5.05%*
           Total Return/+/                                +1.46%**
           Net Assets, End of Period (in millions)       $456.2


See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Institutional Liquidity Trust

/#/ The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/++/ After waiver of a portion of the investment management fee by Management.
     Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                                    Year Ended Year Ended Period Ended
                                    March 31,  March 31,   March 31,
                                       2007       2006        2005

         Money Market Master Series    .12%       .13%        .13%/(1)/
         Prime Master Series           .11%       .12%        .13%/(2)/


     /(1)/ Period from December 30, 2004 (commencement of operations) to March
           31, 2005.

     /(2)/ Period from December 27, 2004 (commencement of operations) to March
           31, 2005.

/+/ Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee for Money Market Master Series and Prime Master Series.

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

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Report of Independent Registered Public Accounting Firm


To the Board of Trustees of Institutional Liquidity Trust and Owners of Beneficial Interest of Money Market Master Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Money Market Master Series (formerly, Institutional Liquidity Portfolio) (one of the series constituting Institutional Liquidity Trust) (the "Master Series"), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Master Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Master Series, a portfolio of Institutional Liquidity Trust, at
March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
May 16, 2007

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Report of Independent Registered Public Accounting Firm


To the Board of Trustees of
Institutional Liquidity Trust and
Owners of Beneficial Interest of Prime Master Series

We have audited the accompanying statement of assets and liabilities of Prime Master Series (the "Master Series") (formerly known as Prime Portfolio), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Master Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The "Master Series" is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Series as of March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 11, 2007

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Report of Independent Registered Public Accounting Firm


To the Board of Trustees of Institutional Liquidity Trust and Owners of Beneficial Interest of Government Master Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Master Series (one of the series constituting Institutional Liquidity Trust) (the "Master Series"), as of
March 31, 2007, and the related statements of operations, changes in net assets and the financial highlights for the period from December 18, 2006 (commencement of operations) to March 31, 2007. These financial statements and financial highlights are the responsibility of the Master Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Series' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Master Series, a portfolio of Institutional Liquidity Trust, at March 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the period from December 18, 2006 (commencement of operations) to March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
May 16, 2007

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Report of Independent Registered Public Accounting Firm


To the Board of Trustees of
Institutional Liquidity Trust and
Owners of Beneficial Interest of Treasury Master Series

We have audited the accompanying statement of assets and liabilities of Treasury Master Series (the "Master Series"), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 18, 2006 (commencement of operations) to March 31, 2007. These financial statements and financial highlights are the responsibility of the Master Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The "Master Series" is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Master Series as of March 31, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 18, 2006 to March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 11, 2007

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Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030

Sub-Adviser
Lehman Brothers Asset Management LLC
399 Park Avenue
New York, NY 10022

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firms
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

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Trustee and Officer Information

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by Management. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (888) 556-9030.

Information about the Board of Trustees

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/  Number of         Other Directorships Held
                            Length of                                      Funds in          Outside Fund Complex by
                            Time Served/(2)/                               Fund Complex      Fund Trustee
                                                                           Overseen by
                                                                           Fund Trustee/(4)/

Independent Fund Trustees

John Cannon (77)            Trustee since    Consultant; formerly,         61                Independent Trustee or
                            2005             Chairman, CDC Investment                        Director of three series of
                                             Advisers (registered                            Oppenheimer Funds: Limited
                                             investment adviser), 1993 to                    Term New York Municipal
                                             January 1999; formerly,                         Fund, Rochester Fund
                                             President and Chief Executive                   Municipals, and
                                             Officer, AMA Investment                         Oppenheimer Convertible
                                             Advisors, an affiliate of the                   Securities Fund since 1992.
                                             American Medical
                                             Association.

Faith Colish (71)           Trustee since    Counsel, Carter Ledyard &     61                Formerly, Director (1997 to
                            2005             Milburn LLP (law firm) since                    2003) and Advisory Director
                                             October 2002; formerly,                         (2003 to 2006), ABA
                                             Attorney-at-Law and                             Retirement Funds (formerly,
                                             President, Faith Colish, A                      American Bar Retirement
                                             Professional Corporation,                       Association) (not-for-profit
                                             1980 to 2002.                                   membership corporation).

C. Anne Harvey (69)         Trustee since    President, C.A. Harvey        61                Formerly, President, Board of
                            2005             Associates since October                        Associates to The National
                                             2001; formerly, Director,                       Rehabilitation Hospital's
                                             AARP, 1978 to December                          Board of Directors, 2001 to
                                             2001.                                           2002; formerly, Member,
                                                                                             Individual Investors Advisory
                                                                                             Committee to the New York
                                                                                             Stock Exchange Board of
                                                                                             Directors, 1998 to June
                                                                                             2002.

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
Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/  Number of         Other Directorships Held
                            Length of                                      Funds in          Outside Fund Complex by
                            Time Served/(2)/                               Fund Complex      Fund Trustee
                                                                           Overseen by
                                                                           Fund Trustee/(4)/

Robert A. Kavesh (79)       Trustee since    Marcus Nadler Professor       61                Formerly, Director, The
                            2005             Emeritus of Finance and                         Caring Community (not-for-
                                             Economics, New York                             profit), 1997 to 2006;
                                             University Stern School of                      formerly, Director, DEL
                                             Business; formerly, Executive                   Laboratories, Inc. (cosmetics
                                             Secretary-Treasurer,                            and pharmaceuticals), 1978
                                             American Finance                                to 2004; formerly, Director,
                                             Association, 1961 to 1979.                      Apple Bank for Savings, 1979
                                                                                             to 1990; formerly, Director,
                                                                                             Western Pacific Industries,
                                                                                             Inc., 1972 to 1986 (public
                                                                                             company).

Michael M. Knetter (47)     Trustee since    Dean, School of Business,     61                Trustee, Northwestern
                            2007             University of Wisconsin -                       Mutual Series Fund, Inc. since
                                             Madison; formerly, Professor                    February 2007; Director,
                                             of International Economics                      Wausau Paper since 2005;
                                             and Associate Dean, Amos                        Director, Great Wolf Resorts
                                             Tuck School of Business -                       since 2004.
                                             Dartmouth College, 1998 to
                                             2002.

Howard A. Mileaf (70)       Trustee since    Retired; formerly, Vice       61                Director, Webfinancial
                            2005             President and General                           Corporation (holding
                                             Counsel, WHX Corporation                        company) since December
                                             (holding company), 1993 to                      2002; formerly, Director
                                             2001.                                           WHX Corporation (holding
                                                                                             company), January 2002 to
                                                                                             June 2005; formerly,
                                                                                             Director, State Theatre of
                                                                                             New Jersey (not-for-profit
                                                                                             theater), 2000 to 2005.

George W. Morriss (59)      Trustee since    Formerly, Executive Vice      61                Member, Board of Managers,
                            2007             President and Chief Financial                   Old Mutual Funds of Hedge
                                             Officer, People's Bank (a                       Funds (registered hedge
                                             financial services company),                    fund) since October 2006.
                                             1991 to 2001.

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
Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/    Number of         Other Directorships Held
                            Length of                                        Funds in          Outside Fund Complex by
                            Time Served/(2)/                                 Fund Complex      Fund Trustee
                                                                             Overseen by
                                                                             Fund Trustee/(4)/

Edward I. O'Brien (78)      Trustee since    Formerly, Member,               61                Director, Legg Mason, Inc.
                            2005             Investment Policy Committee,                      (financial services holding
                                             Edward Jones, 1993 to 2001;                       company) since 1993;
                                             President, Securities Industry                    formerly, Director, Boston
                                             Association ("SIA") (securities                   Financial Group (real estate
                                             industry's representative in                      and tax shelters), 1993 to
                                             government relations and                          1999.
                                             regulatory matters at the
                                             federal and state levels),
                                             1974 to 1992; Adviser to SIA,
                                             November 1992 to
                                             November 1993.

William E. Rulon (74)       Trustee since    Retired; formerly, Senior Vice  61                Formerly, Director, Pro-Kids
                            2005             President, Foodmaker, Inc.                        Golf and Learning Academy
                                             (operator and franchiser of                       (teach golf and computer
                                             restaurants) until January                        usage to "at risk" children),
                                             1997.                                             1998 to 2006; formerly,
                                                                                               Director, Prandium, Inc.
                                                                                               (restaurants), March 2001 to
                                                                                               July 2002.

Cornelius T. Ryan (75)      Trustee since    Founding General Partner,       61                None.
                            2005             Oxford Partners and Oxford
                                             Bioscience Partners (venture
                                             capital investing) and
                                             President, Oxford Venture
                                             Corporation since 1981.

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
Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/   Number of         Other Directorships Held
                            Length of                                       Funds in          Outside Fund Complex by
                            Time Served/(2)/                                Fund Complex      Fund Trustee
                                                                            Overseen by
                                                                            Fund Trustee/(4)/

Tom D. Seip (57)            Trustee since    General Partner, Seip          61                Director, H&R Block, Inc.
                            2005; Lead       Investments LP (a private                        (financial services company)
                            Independent      investment partnership);                         since May 2001; Chairman,
                            Trustee          formerly, President and CEO,                     Compensation Committee,
                            beginning        Westaff, Inc. (temporary                         H&R Block, Inc. since 2006;
                            2006             staffing), May 2001 to                           Director, America One
                                             January 2002; formerly,                          Foundation since 1998;
                                             Senior Executive at the                          formerly, Chairman,
                                             Charles Schwab Corporation,                      Governance and Nominating
                                             1983 to 1998, including                          Committee, H&R Block, Inc.,
                                             Chief Executive Officer,                         2004 to 2006; Director,
                                             Charles Schwab Investment                        Forward Management, Inc.
                                             Management, Inc. and                             (asset management
                                             Trustee, Schwab Family of                        company), 1999 to 2006;
                                             Funds and Schwab                                 formerly Director, E-Bay
                                             Investments, 1997 to 1998,                       Zoological Society, 1999 to
                                             and Executive Vice President-                    2003; formerly, Director,
                                             Retail Brokerage, Charles                        General Magic (voice
                                             Schwab & Co., Inc., 1994 to                      recognition software), 2001
                                             1997.                                            to 2002; formerly, Director,
                                                                                              E-Finance Corporation (credit
                                                                                              decisioning services), 1999 to
                                                                                              2003; formerly, Director,
                                                                                              Save-Daily.com (micro
                                                                                              investing services), 1999 to
                                                                                              2003.

Candace L. Straight (59)    Trustee since    Private investor and           61                Director, Montpelier Re
                            2005             consultant specializing in the                   (reinsurance company) since
                                             insurance industry; formerly,                    2006; Director, National
                                             Advisory Director, Securitas                     Atlantic Holdings
                                             Capital LLC (a global private                    Corporation (property and
                                             equity investment firm                           casualty insurance company)
                                             dedicated to making                              since 2004; Director, The
                                             investments in the insurance                     Proformance Insurance
                                             sector), 1998 to December                        Company (property and
                                             2003.                                            casualty insurance company)
                                                                                              since March 2004; formerly,
                                                                                              Director, Providence
                                                                                              Washington Insurance
                                                                                              Company (property and
                                                                                              casualty insurance company),
                                                                                              December 1998 to March
                                                                                              2006; formerly, Director,
                                                                                              Summit Global Partners
                                                                                              (insurance brokerage firm),
                                                                                              2000 to 2005.

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
Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/    Number of         Other Directorships Held
                            Length of                                        Funds in          Outside Fund Complex by
                            Time Served/(2)/                                 Fund Complex      Fund Trustee
                                                                             Overseen by
                                                                             Fund Trustee/(4)/

Peter P. Trapp (62)         Trustee since    Regional Manager for Mid-       61                None.
                            2005             Southern Region, Ford Motor
                                             Credit Company since
                                             September 1997; formerly,
                                             President, Ford Life Insurance
                                             Company, April 1995 to
                                             August 1997.

Fund Trustees who are "Interested Persons"

Jack L. Rivkin* (66)        President and    Executive Vice President and    61                Director, Dale Carnegie and
                            Trustee since    Chief Investment Officer,                         Associates, Inc. (private
                            2005             Neuberger Berman Inc.                             company) since 1998;
                                             (holding company) since                           Director, Solbright, Inc.
                                             2002 and 2003, respectively;                      (private company) since
                                             Managing Director and Chief                       1998.
                                             Investment Officer,
                                             Neuberger Berman, LLC since
                                             December 2005 and 2003,
                                             respectively; formerly,
                                             Executive Vice President,
                                             Neuberger Berman, LLC,
                                             December 2002 to 2005;
                                             Director and Chairman,
                                             Management since
                                             December 2002; formerly,
                                             Executive Vice President,
                                             Citigroup Investments, Inc.,
                                             September 1995 to February
                                             2002; formerly, Executive
                                             Vice President, Citigroup Inc.,
                                             September 1995 to February
                                             2002.

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
Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/ Number of         Other Directorships Held
                            Length of                                     Funds in          Outside Fund Complex by
                            Time Served/(2)/                              Fund Complex      Fund Trustee
                                                                          Overseen by
                                                                          Fund Trustee/(4)/

Peter E. Sundman* (48)      Chairman of      Executive Vice President,    61                Director and Vice President,
                            the Board,       Neuberger Berman Inc.                          Neuberger & Berman
                            Chief            (holding company) since                        Agency, Inc. since 2000;
                            Executive        1999; Head of Neuberger                        formerly, Director, Neuberger
                            Officer and      Berman Inc.'s Mutual Funds                     Berman Inc. (holding
                            Trustee since    Business (since 1999) and                      company), October 1999 to
                            2005             Institutional Business (1999                   March 2003; Trustee, Frost
                                             to October 2005);                              Valley YMCA; Trustee,
                                             responsible for Managed                        College of Wooster.
                                             Accounts Business and
                                             intermediary distribution
                                             since October 1999;
                                             President and Director,
                                             Management since 1999;
                                             Managing Director,
                                             Neuberger Berman, LLC since
                                             2005; formerly, Executive
                                             Vice President, Neuberger
                                             Berman, LLC, 1999 to
                                             December 2005; formerly,
                                             Principal, Neuberger Berman,
                                             LLC, 1997 to 1999; formerly,
                                             Senior Vice President,
                                             Management, 1996 to 1999.

/(1)/ The business address of each listed person is 605 Third Avenue, New York, New York 10158.

/(2)/ Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

/(3)/ Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

/(4)/ For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

 * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Management and/or LBAM.

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Information about the Officers of the Trust

Name, Age, and Address/(1)/ Position and    Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Andrew B. Allard (45)       Anti-Money      Senior Vice President, Neuberger Berman, LLC since 2006; Deputy General
                            Laundering      Counsel, Neuberger Berman, LLC since 2004; formerly, Vice President,
                            Compliance      Neuberger Berman, LLC, 2000 to 2006; formerly, Associate General Counsel,
                            Officer since   Neuberger Berman, LLC, 1999 to 2004; Anti-Money Laundering Compliance
                            2005            Officer, sixteen registered investment companies for which Management acts as investment manager and administrator (seven since 2002, three since
                                            2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Michael J. Bradler (37)     Assistant       Vice President, Neuberger Berman, LLC since 2006; Employee, Management
                            Treasurer since since 1997; Assistant Treasurer, sixteen registered investment companies for
                            2005            which Management acts as investment manager and administrator (fifteen since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Claudia A. Brandon (50)     Secretary since Senior Vice President, Neuberger Berman, LLC since 2007; Vice President-
                            2005            Mutual Fund Board Relations, Management since 2000 and Assistant
                                            Secretary since 2004; formerly, Vice President, Neuberger Berman, LLC, 2002 to 2006 and Employee since 1999; Secretary, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 1985, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser
                                            (since 2006).

Robert Conti (50)           Vice President  Managing Director, Neuberger Berman, LLC since 2007; formerly, Senior
                            since 2005      Vice President, Neuberger Berman, LLC, 2003 to 2006; formerly, Vice
                                            President, Neuberger Berman, LLC, 1999 to 2003; Senior Vice President,
                                            Management since 2000; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser
                                            (since 2006).

Brian J. Gaffney (53)       Vice President  Managing Director, Neuberger Berman, LLC since 1999; Senior Vice
                            since 2005      President, Management since 2000; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser
                                            (since 2006).

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
Name, Age, and Address/(1)/ Position and    Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Maxine L. Gerson (56)       Chief Legal     Senior Vice President, Neuberger Berman, LLC since 2002; Deputy General
                            Officer since   Counsel and Assistant Secretary, Neuberger Berman, LLC since 2001;
                            2005 (only for  Secretary and General Counsel, Management since 2004; Chief Legal Officer
                            purposes of     (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of
                            sections 307    2002), sixteen registered investment companies for which Management acts and 406 of the  as investment manager and administrator (fifteen since 2005 and one since
                            Sarbanes-Oxley  2006) and one registered investment company for which Management acts
                            Act of 2002)    as investment adviser (since 2006).

Sheila R. James (41)        Assistant       Assistant Vice President, Neuberger Berman, LLC since 2007 and Employee
                            Secretary since since 1999; Assistant Secretary, sixteen registered investment companies for
                            2005            which Management acts as investment manager and administrator (seven since 2002, three since 2003, four since 2004, one since 2005 and one since
                                            2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Kevin Lyons (51)            Assistant       Employee, Neuberger Berman, LLC since 1999; Assistant Secretary, sixteen
                            Secretary since registered investment companies for which Management acts as investment
                            2005            manager and administrator (ten since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which
                                            Management acts as investment adviser (since 2006).

John M. McGovern (37)       Treasurer and   Senior Vice President, Neuberger Berman, LLC since 2007; formerly, Vice
                            Principal       President, Neuberger Berman, LLC, 2004 to 2006; Employee, Management
                            Financial and   since 1993; Treasurer and Principal Financial and Accounting Officer, sixteen
                            Accounting      registered investment companies for which Management acts as investment
                            Officer since   manager and administrator (fifteen since 2005 and one since 2006) and one
                            2005            registered investment company for which Management acts as investment adviser (since 2006); formerly, Assistant Treasurer, fifteen registered investment companies for which Management acts as investment manager and administrator, 2002 to 2005.

Frank Rosato (36)           Assistant       Vice President, Neuberger Berman, LLC since 2006; Employee, Management
                            Treasurer since since 1995; Assistant Treasurer, sixteen registered investment companies for
                            2005            which Management acts as investment manager and administrator (fifteen since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Frederic B. Soule (61)      Vice President  Senior Vice President, Neuberger Berman, LLC since 2003; formerly, Vice
                            since 2005      President, Neuberger Berman, LLC, 1999 to 2003; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since
                                            2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

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
Name, Age, and Address/(1)/ Position and   Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Chamaine Williams (35)      Chief          Senior Vice President, Lehman Brothers Inc. since 2007; formerly, Vice
                            Compliance     President, Lehman Brothers Inc., 2003 to 2006; Chief Compliance Officer,
                            Officer since  sixteen registered investment companies for which Management acts as
                            2005           investment manager and administrator (fifteen since 2005 and one since
                                           2006) and one registered investment company for which Management acts as investment adviser (since 2005); Chief Compliance Officer, Lehman
                                           Brothers Asset Management Inc. since 2003; Chief Compliance Officer,
                                           Lehman Brothers Alternative Investment Management LLC since 2003;
                                           formerly, Vice President, UBS Global Asset Management (US) Inc. (formerly,
                                           Mitchell Hutchins Asset Management, a wholly-owned subsidiary of
                                           PaineWebber Inc.), 1997 to 2003.

/(1)/ The business address of each listed person is 605 Third Avenue, New York, New York 10158.

/(2)/ Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

/(3)/ Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

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Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-888-556-9030 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on September 27, 2006, the Board of Trustees of Institutional Liquidity Trust ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management Inc. ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Money Market Master Series, Prime Master Series, Government Master Series and Treasury Master Series (each, a "Master Series"). Each of Money Market Portfolio, Prime Portfolio, Government Portfolio and Treasury Portfolio (each, a "Feeder Portfolio") invests all of its net investable assets in Money Market Master Series, Prime Master Series, Government Master Series and Treasury Master Series, respectively. The term "Fund" is used throughout this section to refer to each Feeder Portfolio or its corresponding Master Series, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management Inc. ("Lehman Brothers Asset Management") and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management.

The Board considered the following factors, among others, in connection with its approval of the Agreements: (1) the nature, extent, and quality of the services to be provided by Management and Lehman Brothers Asset Management;
(2) the performance of similar funds managed by Management; (3) the costs of the services to be provided; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect those potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund and whether the Agreements were in the best interests of each Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of similar funds managed by Management and the degree of risk likely to be undertaken by each Fund's portfolio managers. The Board considered the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management that would be dedicated to performing services for the Funds. The Board noted that Management also would provide certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

--------------------------------------------------------------------------------

With respect to the performance of Money Market Portfolio and Prime Portfolio, the Board considered the performance of Neuberger Berman Institutional Cash Fund and Cash Management Prime Portfolio, respectively, relative to each Fund's benchmark and a peer group of investment companies pursuing broadly similar strategies as each Fund. Neuberger Berman Institutional Cash Fund and Cash Management Prime Portfolio invest in the same Master Series as Money Market Portfolio and Prime Portfolio, respectively. The Board also considered the previous performance of Management in managing Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Income Funds and the predecessor to Neuberger Berman Institutional Cash Fund.

With respect to the performance of Government Portfolio and Treasury Portfolio, the Board considered the performance of similar funds managed by Management relative to a peer group of investment companies pursuing broadly similar strategies as each Fund.

With respect to the overall fairness of the Agreements, the Board considered the fee structure of each Fund's Agreement as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates.

The Board reviewed a comparison of each Fund's management fee and overall expense ratio to a peer group of comparable funds. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Funds.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies as the Funds. The Board compared the fees charged to any comparable separate accounts to the fees charged to the Funds at various asset levels. The Board considered the appropriateness and reasonableness of any differences between the fees charged between each Fund and the comparable separate accounts and determined that any differences in fees were consistent with the management and other services provided.

The Board also evaluated any anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered the relatively low level of the management fee and the contractual expense limit for each class of each Fund.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interest of each Fund and its shareholders. In reaching this determination, the Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to each Fund; that each Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services expected to be provided; and that the expected benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the expected costs of providing the investment advisory services and the expected benefits accruing to each Fund.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030
Web site: www.lehman.com/lbilf

STATISTICS AND PROJECTIONS IN THIS REPORT ARE DERIVED FROM SOURCES DEEMED TO BE RELIABLE BUT CANNOT BE REGARDED AS A REPRESENTATION OF FUTURE RESULTS OF THE PORTFOLIOS. THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AN OFFER OF SHARES OF THE PORTFOLIOS. SHARES ARE SOLD ONLY THROUGH THE CURRENTLY EFFECTIVE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

H0297 05/07

ITEM 2. CODE OF ETHICS

The Board of Trustees ("Board") of Institutional Liquidity Trust ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics was included as an exhibit to Registrant's Form N-CSR filed on June 5, 2006. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has one audit committee financial expert serving on its audit committee. The Registrant's audit committee financial expert is Howard Mileaf. Mr. Mileaf is an independent director as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The financial information provided below is that of the registrant, Institutional Liquidity Trust. This N-CSR relates only to Money Market Master Series, Prime Master Series, Treasury Master Series and Government Master Series (collectively, the "Funds"). Ernst & Young, LLP ("E&Y") serves as independent registered public accounting firm to Money Market Master Series and Government Master Series. Tait, Weller & Baker LLP ("TW&B") serves as independent registered public accounting firm to Prime Master Series and Treasury Master Series.

(a) Audit Fees
    ----------

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $21,000 and $47,000 for the fiscal years ended 2006 and 2007, respectively.

The aggregate fees billed for professional services rendered by TW&B for the audit of the annual financial statements or services that are normally provided by TW&B in connection with statutory and regulatory filings or engagements were $9,000 and $17,000 for the fiscal years ended 2006 and 2007, respectively.

(b) Audit-Related Fees
    ------------------

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The aggregate fees billed to the Registrant for assurance and related services by TW&B that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by TW&B that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

(c) Tax Fees
    --------

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $7,000 and $14,000 for the fiscal years ended 2006 and 2007, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2006 and 2007, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The aggregate fees billed to the Registrant for professional services rendered by TW&B for tax compliance, tax advice, and tax planning were $1,500 and $3,000 for the fiscal years ended 2006 and 2007, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2006 and 2007, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by TW&B for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

(d) All Other Fees
    --------------

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The aggregate fees billed to the Registrant for products and services provided by TW&B, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for products and services provided by TW&B, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

(e) Audit Committee's Pre-Approval Policies and Procedures
    ------------------------------------------------------

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons
    ---------------------------------

Not applicable.

(g) Non-Audit Fees
    --------------

Non-audit fees billed by E&Y for services rendered to the Registrant were $7,000 and $14,000 for the fiscal years ended 2006 and 2007, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $165,450 and $225,000 for the fiscal years ended 2006 and 2007, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant were $1,500 and $3,000 for the fiscal years ended 2006 and 2007, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $20,200 and $39,700 for the fiscal years ended 2006 and 2007, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y's and TW&B's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) A copy of the Code of Ethics is incorporated by reference to Registrant's Form N-CSR, Investment Company Act file number 811-21649 (filed June 5,
       2006).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Rule 30a-2(a) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL LIQUIDITY TRUST


By:  /s/ Peter E. Sundman
     -----------------------
     Peter E. Sundman
     Chief Executive Officer

Date: June 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     -----------------------
     Peter E. Sundman
     Chief Executive Officer

Date: June 7, 2007



By:  /s/ John M. McGovern
     ---------------------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: June 7, 2007